INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Tables)
Deferred Tax Asset	$ 4,129,000	$ 2,830,000
Rate Of Net Operating Losses Offset By Valuation Allowance	100.00%
Change In The Valuation Allowance	$ 1,299,000	$ 998,000
Federal Tax Rate	21.00%	21.00%
Carryforward Expiration Year	2040
Net Operating Loss Carry Forward	$ 18,300,000	$ 13,300,000
State Tax Rate	5.00%	5.00%